Provisions for pensions and similar obligations (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Opening Of Gains Losses Actuarial From Experience Financial Assumptions And Demographic Hypotheses Other Similar Obligations [Abstract]
Experience Plan	R$ (303,396)	R$ (1,116,845)	R$ (433,550)
Changes in Financial Assumptions	(380,285)	(537,952)	718,854
Changes in Financial Demographic	0	(379)	0
Gain (Loss) Actuarial - Obligation	(683,681)	(1,655,176)	285,304
Return on Investment, Return Unlike Implied Discount Rate	303,504	718,628	581,755
Gain (Loss) Actuarial - Asset	R$ 303,504	R$ 718,628	R$ 581,755